Performance Management	Dec. 31, 2025
Virtus Duff & Phelps Real Estate Securities Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Series invests. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3:	17.24%	Worst Quarter:	2020, Q1:	-22.85%	Year to Date (3/31/2026):	4.47%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - Virtus Duff & Phelps Real Estate Securities Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
FTSE Nareit Equity REITs Index | Average Annual Return, Label [Optional Text]	FTSE Nareit Equity REITs Index
FTSE Nareit Equity REITs Index | Average Annual Return, Percent		2.88%	6.63%	5.70%
Class A Shares | Average Annual Return, Percent		0.72%	6.06%	5.95%
Class I Shares | Average Annual Return, Percent		1.00%	6.34%	6.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
Virtus Duff & Phelps Real Estate Securities Series | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	4.47%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.24%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus KAR Capital Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Series invests. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class A Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	33.70%	Worst Quarter:	2022, Q2:	-28.83%	Year to Date (3/31/2026):	-12.73%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - Virtus KAR Capital Growth Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Class A Shares | Average Annual Return, Percent		6.96%	5.43%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
Virtus KAR Capital Growth Series | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(12.73%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Virtus KAR Equity Income Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The current subadviser commenced providing services for the Series in September 2020 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Series invests. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class A Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	20.09%	Worst Quarter:	2020, Q1:	-21.22%	Year to Date (3/31/2026):	3.24%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - Virtus KAR Equity Income Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Class A Shares | Average Annual Return, Percent		13.92%	7.76%	9.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI USA High Dividend Yield Index (net) is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
Virtus KAR Equity Income Series | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	3.24%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus KAR Small-Cap Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Series invests. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	34.47%	Worst Quarter:	2020, Q1:	-17.29%	Year to Date (3/31/2026):	-9.27%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - Virtus KAR Small-Cap Growth Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent		13.01%	3.18%	9.57%
Class A Shares | Average Annual Return, Percent		(22.62%)	(5.76%)	11.33%
Class I Shares | Average Annual Return, Percent		(22.44%)	(5.53%)	11.60%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
Virtus KAR Small-Cap Growth Series | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(9.27%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus KAR Small-Cap Value Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Series invests. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class A Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	29.89%	Worst Quarter:	2020, Q1:	-22.75%	Year to Date (3/31/2026):	0.36%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - Virtus KAR Small-Cap Value Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.27%
Class A Shares | Average Annual Return, Percent		(4.50%)	2.57%	8.90%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
Virtus KAR Small-Cap Value Series | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	0.36%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	9.68%	Worst Quarter:	2020, Q1:	-9.49%	Year to Date (3/31/2026):	-0.12%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - Virtus Newfleet Multi-Sector Intermediate Bond Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares | Average Annual Return, Percent		7.58%	2.52%	4.23%
Class I Shares | Average Annual Return, Percent		7.77%	2.74%	4.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
Virtus Newfleet Multi-Sector Intermediate Bond Series | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(0.12%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus SGA International Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The current subadviser commenced providing services for the Series in June 2019 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	20.53%	Worst Quarter:	2018, Q4:	-18.33%	Year to Date (3/31/2026):	-9.81%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - Virtus SGA International Growth Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI AC World ex USA Index (net) | Average Annual Return, Label [Optional Text]	MSCI AC World ex USA Index (net)
MSCI AC World ex USA Index (net) | Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A Shares | Average Annual Return, Percent		9.26%	1.42%	4.10%
Class I Shares | Average Annual Return, Percent		9.52%	1.68%	4.37%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
Virtus SGA International Growth Series | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(9.81%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.33%)
Lowest Quarterly Return, Date	Dec. 31, 2018
VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI World Index (net)), two style-specific indexes that reflect the market sectors in which the fund invests (the MSCI ACWI ex USA SMID Cap Index (net) and the Russell 1000® Growth Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart [Heading]	Calendar year total returns for Class A Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	22.37%	Worst Quarter:	2022, Q2:	-21.62%	Year to Date (3/31/2026):	-6.31%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/2025)
Performance [Table]
Average Annual Total Returns - VIRTUS TACTICAL ALLOCATION SERIES		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MSCI All Country World Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net)
MSCI All Country World Index (net) | Average Annual Return, Percent		22.34%	11.19%	11.72%
MSCI ACWI ex USA SMID Cap Index (net) | Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA SMID Cap Index (net)
MSCI ACWI ex USA SMID Cap Index (net) | Average Annual Return, Percent		30.74%	6.80%	7.87%
Virtus Tactical Allocation Series Linked Benchmark | Average Annual Return, Label [Optional Text]	Virtus Tactical Allocation Series Linked Benchmark
Virtus Tactical Allocation Series Linked Benchmark | Average Annual Return, Percent		15.98%	7.88%	10.42%
Class A Shares | Average Annual Return, Percent		6.79%	2.09%	7.77%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Virtus Tactical Allocation Series Linked Benchmark consists of an allocation of 45% Russell 1000® Growth Index, 15% MSCI ACWI ex USA SMID Cap Index, and 40% Bloomberg U.S. Aggregate Bond Index. Performance of the Virtus Tactical Allocation Series Linked Benchmark from September 7, 2016, to June 3, 2019, consists of an allocation of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index; and performance of the Virtus Tactical Allocation Series Linked Benchmark prior to September 7, 2016, consists of an allocation of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged and not available for direct investment.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-367-5877
VIRTUS TACTICAL ALLOCATION SERIES | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(6.31%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022